Other Financial Assets And Liabilities - Effect on Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	$ 17	$ (105)
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	(17)	(93)
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	34	(76)
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)	0	0
Amount of Gain (Losses) Recognized into Income (Ineffective Portion)	0	(5)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	8	55
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	28	6
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)	0	0
Amount of Gain (Losses) Recognized into Income (Ineffective Portion)	0	0
Cross currency swaps and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	31	72
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		0
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)		0
Amount of Gain (Losses) Recognized into Income (Ineffective Portion)	(4)	4
Cross currency swaps and cross currency interest rate swaps | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	6
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)	0
Cross currency swaps and cross currency interest rate swaps | Other income (expense)
Disclosure of detailed information about hedging instruments [line items]
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	31
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)	0
Commodity swaps
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	(32)	(5)
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		26
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)		0
Amount of Gain (Losses) Recognized into Income (Ineffective Portion)	0	$ (8)
Commodity swaps | Other income (expense)
Disclosure of detailed information about hedging instruments [line items]
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	0
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)	(13)
Commodity swaps | Cost of revenue and operating expenses
Disclosure of detailed information about hedging instruments [line items]
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(4)
Amount of Gain (Losses) Reclassified into Income (Missed Forecast)